Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 13, 2024
Entity Registrant Name	JOHNSON MUTUAL FUNDS TRUST
Entity Central Index Key	0000892657
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 13, 2024
Document Effective Date	Mar. 13, 2024
Prospectus Date	May 01, 2023
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus:
Trading Symbol	JCPLX